Property, Plant and Equipment - Additional Information (Detail) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Property, Plant and Equipment [Line Items]
Depreciation expenses	$ 21,849,000	$ 19,161,000	$ 17,017,000
Capitalized interest, incremental and other internal costs	15,333,000	15,333,000
Additional capitalized interest and other costs	0	0
Software and Software Development Costs [Member]
Property, Plant and Equipment [Line Items]
Capitalized development costs of computer software	17,332,000	13,912,000
Computer Equipment, Software and Production Equipment [Member]
Property, Plant and Equipment [Line Items]
Asset disposals relating to depreciated production equipment	$ 124,000	$ 279,000